Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.9%
ASX Ltd.	10,488	$459,726
Aurizon Holdings Ltd.	93,789	217,091
BlueScope Steel Ltd.	25,308	305,218
Brambles Ltd.	75,620	675,167
Cochlear Ltd.	3,572	565,313
Computershare Ltd.	31,236	453,489
CSL Ltd.	26,220	5,221,878
Dexus	58,520	312,450
Fortescue Metals Group Ltd.	90,972	1,139,103
Goodman Group	92,112	1,175,201
GPT Group (The)	99,492	271,015
IDP Education Ltd.	13,604	192,870
IGO Ltd.	36,632	340,208
James Hardie Industries PLC(a)	23,940	589,144
Lendlease Corp. Ltd.	37,012	189,977
Mineral Resources Ltd.	9,424	434,101
Mirvac Group	215,004	321,556
Newcrest Mining Ltd.	48,640	820,512
Northern Star Resources Ltd.	61,788	522,528
Orica Ltd.	25,840	256,775
Pilbara Minerals Ltd.	146,908	421,149
QBE Insurance Group Ltd.	81,548	773,401
Ramsay Health Care Ltd.	9,956	371,524
REA Group Ltd.	2,812	251,201
Reece Ltd.	12,084	142,523
Scentre Group	282,568	497,938
SEEK Ltd.	18,555	283,574
Sonic Healthcare Ltd.	24,624	563,180
Stockland	126,394	350,058
Suncorp Group Ltd.	68,932	594,296
Telstra Corp. Ltd.	220,096	624,184
Transurban Group	167,569	1,616,370
Vicinity Ltd.	214,704	258,958
WiseTech Global Ltd.	9,044	439,554
Xero Ltd.(a)	7,828	558,865
		22,210,097
Austria — 0.2%
Erste Group Bank AG	18,468	599,937
voestalpine AG	5,940	184,442
		784,379
Belgium — 0.9%
Ageas SA/NV	8,664	346,614
Argenx SE(a)	3,040	1,184,084
D’ieteren Group	1,216	210,374
Elia Group SA/NV	1,596	193,153
Groupe Bruxelles Lambert NV	5,320	410,518
KBC Group NV	13,604	893,771
Sofina SA	836	173,011
Umicore SA	11,022	306,410
Warehouses De Pauw CVA	8,664	243,744
		3,961,679
Denmark — 5.0%
AP Moller - Maersk A/S, Class A	154	259,068
AP Moller - Maersk A/S, Class B, NVS	304	511,628
Chr Hansen Holding A/S	6,005	436,986
Demant A/S(a)	5,043	191,988
DSV A/S	10,108	1,954,473
Genmab A/S(a)	3,572	1,406,142
Security	Shares	Value

Denmark (continued)
Novo Nordisk A/S, Class B	90,136	$14,505,667
Novozymes A/S, Class B	11,400	550,971
Pandora A/S	4,940	394,294
Rockwool A/S, Class B	538	128,530
Tryg A/S	19,851	451,848
Vestas Wind Systems A/S(a)	54,978	1,565,916
		22,357,511
Finland — 1.1%
Elisa OYJ	8,137	455,800
Kesko OYJ, Class B	15,200	287,781
Kone OYJ, Class B	18,240	927,842
Metso Outotec OYJ	35,568	389,933
Nokia OYJ	290,776	1,176,313
Orion OYJ, Class B	5,852	248,139
Sampo OYJ, Class A	25,004	1,150,690
Wartsila OYJ Abp	23,124	263,086
		4,899,584
France — 9.1%
Accor SA	10,032	334,080
Aeroports de Paris(a)	1,520	231,675
Air Liquide SA	28,500	4,775,253
Amundi SA(b)	3,382	190,861
Arkema SA	3,122	272,705
AXA SA	99,864	2,831,212
BioMerieux	2,282	229,280
BNP Paribas SA	60,401	3,511,608
Bouygues SA	11,248	360,886
Bureau Veritas SA	16,188	411,382
Capgemini SE	8,816	1,538,006
Carrefour SA	32,528	598,658
Cie. Generale des Etablissements Michelin SCA	36,480	1,040,968
Covivio	2,584	126,882
Credit Agricole SA	65,892	757,457
Dassault Systemes SE	36,328	1,601,604
Edenred	13,604	875,677
Eiffage SA	4,028	430,161
Eurazeo SE	2,291	156,703
Eurofins Scientific SE	7,372	487,135
Euronext NV(b)	4,560	304,267
Gecina SA	2,589	265,919
Getlink SE	19,456	331,040
Hermes International	1,748	3,565,611
Ipsen SA	2,066	239,539
Klepierre SA	11,921	270,892
Legrand SA	14,364	1,361,589
Publicis Groupe SA	12,464	925,674
Sartorius Stedim Biotech	1,520	400,695
Schneider Electric SE	29,546	5,111,421
SEB SA	1,306	123,198
Sodexo SA	4,864	526,609
STMicroelectronics NV	37,392	1,627,545
Teleperformance	3,192	477,329
Unibail-Rodamco-Westfield, New(a)(c)	6,384	293,723
Valeo	10,830	208,412
Vinci SA	29,032	3,307,237
Vivendi SE	38,988	346,371
Wendel SE	1,444	152,345
Worldline SA/France(a)(b)	12,996	506,565
		41,108,174

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 8.8%
adidas AG	8,664	$1,408,617
Bayerische Motoren Werke AG	17,952	1,957,760
Bechtle AG	4,484	176,448
Beiersdorf AG	5,396	688,581
Brenntag SE	8,284	651,476
Carl Zeiss Meditec AG, Bearer	2,204	247,996
Commerzbank AG(a)	57,760	584,277
Continental AG	6,384	426,117
Covestro AG(a)(b)	10,640	410,893
Daimler Truck Holding AG(a)	27,816	844,261
Deutsche Boerse AG	10,412	1,800,898
Deutsche Lufthansa AG, Registered(a)	31,996	314,839
Deutsche Post AG, Registered	54,796	2,470,961
Evonik Industries AG	11,401	228,997
GEA Group AG	8,132	342,730
Hannover Rueck SE	3,272	701,365
HelloFresh SE(a)	8,968	214,297
Henkel AG & Co. KGaA	5,709	410,166
Infineon Technologies AG	70,832	2,637,005
Knorr-Bremse AG	3,734	256,185
LEG Immobilien SE(a)	4,028	209,786
Merck KGaA	7,106	1,241,148
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,667	2,742,425
Nemetschek SE	3,116	244,563
QIAGEN NV(a)	12,388	561,078
Rational AG	274	184,151
SAP SE	56,848	7,454,235
Scout24 SE(b)	4,209	270,387
Siemens AG, Registered	41,268	6,791,182
Siemens Healthineers AG(b)	15,124	858,859
Symrise AG	7,144	765,070
Talanx AG(a)	3,420	190,642
Telefonica Deutschland Holding AG	48,564	136,925
Vonovia SE	38,988	717,355
Wacker Chemie AG	988	131,164
Zalando SE(a)(b)	12,464	362,451
		39,635,290
Hong Kong — 3.2%
AIA Group Ltd.	638,400	6,137,065
BOC Hong Kong Holdings Ltd.	193,500	574,241
ESR Group Ltd.(b)	121,600	179,578
Futu Holdings Ltd., ADR(a)(c)	2,964	109,253
Hang Lung Properties Ltd.	76,000	120,368
Hang Seng Bank Ltd.	45,600	610,501
Henderson Land Development Co. Ltd.	76,000	241,137
HKT Trust & HKT Ltd., Class SS	228,000	291,352
Hong Kong Exchanges & Clearing Ltd.	61,800	2,263,242
Hongkong Land Holdings Ltd.	60,800	260,608
Link REIT	136,800	795,491
MTR Corp. Ltd.	79,500	365,947
New World Development Co. Ltd.	76,000	181,568
Sino Land Co. Ltd.	176,000	228,929
Sun Hung Kai Properties Ltd.	76,000	968,286
Swire Pacific Ltd., Class A	38,000	253,720
Swire Properties Ltd.	76,000	181,172
WH Group Ltd.(b)	494,000	258,260
Wharf Real Estate Investment Co. Ltd.	78,000	384,824
		14,405,542
Security	Shares	Value

Ireland — 0.9%
AIB Group PLC	72,732	$300,669
Bank of Ireland Group PLC	58,292	550,844
CRH PLC	40,280	1,906,155
Kerry Group PLC, Class A	8,747	853,140
Smurfit Kappa Group PLC	14,136	503,668
		4,114,476
Israel — 0.5%
Azrieli Group Ltd.	2,280	119,894
Check Point Software Technologies Ltd.(a)(c)	5,244	654,504
CyberArk Software Ltd.(a)(c)	2,204	341,025
Nice Ltd.(a)	3,420	701,302
Wix.com Ltd.(a)(c)	3,040	231,709
		2,048,434
Italy — 1.3%
Amplifon SpA	6,688	231,986
Assicurazioni Generali SpA	55,176	1,048,178
CNH Industrial NV	54,948	703,309
DiaSorin SpA	1,368	141,296
FinecoBank Banca Fineco SpA	33,212	443,651
Infrastrutture Wireless Italiane SpA(b)	19,234	245,233
Mediobanca Banca di Credito Finanziario SpA	30,020	331,831
Moncler SpA	11,248	765,506
Nexi SpA(a)(b)	32,148	252,803
Poste Italiane SpA(b)	27,154	282,261
Prysmian SpA	13,756	511,635
Recordati Industria Chimica e Farmaceutica SpA	5,332	232,542
Telecom Italia SpA/Milano(a)	582,547	154,847
Terna - Rete Elettrica Nazionale	75,620	635,380
		5,980,458
Japan — 28.9%
Advantest Corp.	10,400	1,331,840
Aeon Co. Ltd.	38,000	751,550
AGC Inc.	7,600	276,825
Ajinomoto Co. Inc.	22,800	885,668
ANA Holdings Inc.(a)	7,700	170,798
Asahi Intecc Co. Ltd.	15,200	289,644
Asahi Kasei Corp.	68,400	463,884
Astellas Pharma Inc.	98,800	1,563,228
Azbil Corp.	7,600	239,928
Bridgestone Corp.	30,400	1,235,878
Brother Industries Ltd.	15,200	220,240
Canon Inc.	53,900	1,336,014
Capcom Co. Ltd.	7,600	296,260
Central Japan Railway Co.	7,600	924,380
Chiba Bank Ltd. (The)	30,400	189,669
Chugai Pharmaceutical Co. Ltd.	38,000	1,022,736
Concordia Financial Group Ltd.	60,800	235,055
CyberAgent Inc.	22,800	161,400
Dai Nippon Printing Co. Ltd.	15,200	432,798
Daifuku Co. Ltd.	15,200	307,096
Dai-ichi Life Holdings Inc.	53,200	909,919
Daiichi Sankyo Co. Ltd.	98,800	3,212,894
Daikin Industries Ltd.	14,400	2,732,524
Daito Trust Construction Co. Ltd.	3,000	284,927
Daiwa House Industry Co. Ltd.	30,400	792,802
Daiwa House REIT Investment Corp.	152	318,937
Daiwa Securities Group Inc.	76,000	344,657
Denso Corp.	22,800	1,403,894
Dentsu Group Inc.	7,600	243,658

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Disco Corp.	5,000	$727,340
East Japan Railway Co.	15,200	837,927
Eisai Co. Ltd.	15,200	966,838
FANUC Corp.	48,300	1,652,046
Fast Retailing Co. Ltd.	9,300	2,174,141
FUJIFILM Holdings Corp.	20,300	1,240,619
Fujitsu Ltd.	9,700	1,230,543
GMO Payment Gateway Inc.	2,200	173,496
Hakuhodo DY Holdings Inc.	15,200	159,028
Hamamatsu Photonics KK	7,600	386,321
Hankyu Hanshin Holdings Inc.	15,200	482,945
Hikari Tsushin Inc.	1,100	159,246
Hirose Electric Co. Ltd.	1,300	175,985
Hitachi Construction Machinery Co. Ltd.	7,600	187,376
Hoshizaki Corp.	7,600	272,897
Hoya Corp.	18,700	2,344,432
Hulic Co. Ltd.	22,800	189,946
Ibiden Co. Ltd.	7,600	413,755
Isuzu Motors Ltd.	30,400	354,348
Itochu Techno-Solutions Corp.	7,600	197,644
Japan Airlines Co. Ltd.	7,600	145,427
Japan Exchange Group Inc.	30,400	496,413
Japan Metropolitan Fund Invest	382	270,116
Japan Post Bank Co. Ltd.	79,600	594,260
Japan Real Estate Investment Corp.	76	288,923
JFE Holdings Inc.	30,400	375,584
JSR Corp.	7,600	182,960
Kajima Corp.	22,800	319,172
Kao Corp.	23,400	815,459
KDDI Corp.	83,600	2,577,514
Keio Corp.	7,600	267,445
Keisei Electric Railway Co. Ltd.	7,600	291,377
Keyence Corp.	10,600	5,138,646
Kikkoman Corp.	7,600	447,753
Kintetsu Group Holdings Co. Ltd.	7,600	251,397
Kobayashi Pharmaceutical Co. Ltd.	2,000	113,203
Kobe Bussan Co. Ltd.	7,600	209,458
Koito Manufacturing Co. Ltd.	15,200	286,053
Komatsu Ltd.	53,200	1,248,377
Konami Group Corp.	4,900	259,436
Kubota Corp.	53,900	741,063
Kurita Water Industries Ltd.	7,600	310,599
Kyocera Corp.	15,200	862,299
Kyowa Kirin Co. Ltd.	15,200	292,567
Lixil Corp.	15,200	195,568
Makita Corp.	11,900	321,736
MatsukiyoCocokara & Co.	6,000	321,177
McDonald’s Holdings Co. Japan Ltd.	7,600	312,564
MEIJI Holdings Co. Ltd.	15,200	341,082
MINEBEA MITSUMI Inc.	22,800	438,264
MISUMI Group Inc.	15,300	332,581
Mitsubishi Chemical Group Corp.	68,400	383,374
Mitsubishi Electric Corp.	106,400	1,384,959
Mitsubishi Estate Co. Ltd.	61,700	706,578
Mitsubishi HC Capital Inc.	38,000	206,132
Mitsubishi UFJ Financial Group Inc.	623,200	4,144,148
Mitsui Chemicals Inc.	7,600	191,567
Mitsui Fudosan Co. Ltd.	49,100	936,208
Mizuho Financial Group Inc.	129,200	1,903,805
MonotaRO Co. Ltd.	15,200	210,769
Security	Shares	Value

Japan (continued)
MS&AD Insurance Group Holdings Inc.	22,800	$781,268
Murata Manufacturing Co. Ltd.	30,400	1,776,763
NEC Corp.	14,600	685,189
NGK Insulators Ltd.	15,200	183,158
Nidec Corp.	22,800	1,129,854
Nintendo Co. Ltd.	53,200	2,259,083
Nippon Building Fund Inc.	76	304,195
Nippon Paint Holdings Co. Ltd.	53,200	407,387
Nippon Prologis REIT Inc.	152	318,487
Nippon Sanso Holdings Corp.	7,600	156,009
Nippon Telegraph & Telephone Corp.	68,400	1,943,293
Nippon Yusen KK	22,800	485,225
Nissan Chemical Corp.	7,600	329,690
Nissin Foods Holdings Co. Ltd.	2,100	179,192
Nitori Holdings Co. Ltd.	3,900	475,183
Nitto Denko Corp.	7,600	540,400
Nomura Real Estate Holdings Inc.	7,700	186,094
Nomura Real Estate Master Fund Inc.	228	268,017
Nomura Research Institute Ltd.	22,800	573,620
NTT Data Corp.	30,900	441,714
Obayashi Corp.	38,500	309,827
Odakyu Electric Railway Co. Ltd.	15,200	221,296
Oji Holdings Corp.	45,600	175,481
Omron Corp.	7,600	457,987
Ono Pharmaceutical Co. Ltd.	22,800	426,339
Open House Group Co. Ltd.	7,600	291,457
Oracle Corp. Japan(a)	2,100	160,976
Oriental Land Co. Ltd./Japan	60,800	2,277,125
Otsuka Corp.	7,600	286,241
Otsuka Holdings Co. Ltd.	22,800	845,919
Pan Pacific International Holdings Corp.	22,800	388,626
Persol Holdings Co. Ltd.	7,700	145,198
Rakuten Group Inc.	45,600	188,045
Recruit Holdings Co. Ltd.	76,000	2,325,013
Renesas Electronics Corp.(a)	68,400	1,107,067
Resona Holdings Inc.	114,000	517,130
Ricoh Co. Ltd.	30,400	253,602
Rohm Co. Ltd.	4,200	354,441
SCSK Corp.	7,600	120,193
Secom Co. Ltd.	10,200	668,014
Seiko Epson Corp.	15,200	230,512
Sekisui Chemical Co. Ltd.	22,800	314,258
Sekisui House Ltd.	30,900	603,068
SG Holdings Co. Ltd.	15,200	222,993
Sharp Corp./Japan(a)	15,200	87,085
Shimadzu Corp.	15,200	470,072
Shimizu Corp.	30,400	184,107
Shin-Etsu Chemical Co. Ltd.	98,800	3,041,688
Shionogi & Co. Ltd.	15,200	682,877
Shiseido Co. Ltd.	22,800	1,035,378
Shizuoka Financial Group Inc., NVS	23,100	169,687
SoftBank Corp.	159,600	1,700,739
SoftBank Group Corp.	53,900	2,120,856
Sompo Holdings Inc.	15,200	617,914
Sony Group Corp.	68,400	6,414,575
Square Enix Holdings Co. Ltd.	7,600	340,385
SUMCO Corp.	22,800	324,543
Sumitomo Chemical Co. Ltd.	76,000	226,308
Sumitomo Electric Industries Ltd.	38,000	451,118
Sumitomo Metal Mining Co. Ltd.	15,200	461,482

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Mitsui Financial Group Inc.	68,400	$2,775,785
Sumitomo Realty & Development Co. Ltd.	15,200	366,580
Suntory Beverage & Food Ltd.	7,600	279,541
Sysmex Corp.	7,600	497,406
T&D Holdings Inc.	30,400	412,798
Taisei Corp.	7,600	241,493
TDK Corp.	22,800	869,806
Terumo Corp.	38,000	1,156,033
TIS Inc.	15,200	425,378
Tobu Railway Co. Ltd.	7,600	198,811
Tokio Marine Holdings Inc.	98,800	2,211,817
Tokyo Electron Ltd.	23,700	3,223,330
Tokyu Corp.	30,400	392,591
Toppan Inc.	15,200	324,709
Toray Industries Inc.	76,000	400,899
Tosoh Corp.	15,200	174,616
TOTO Ltd.	7,600	230,161
Toyota Industries Corp.	7,800	480,991
Trend Micro Inc./Japan	7,600	361,411
Unicharm Corp.	22,800	865,901
USS Co. Ltd.	15,200	247,008
Welcia Holdings Co. Ltd.	7,600	160,511
West Japan Railway Co.	15,200	636,601
Yakult Honsha Co. Ltd.	7,600	493,692
Yamaha Corp.	7,600	300,640
Yamaha Motor Co. Ltd.	15,200	373,958
Yamato Holdings Co. Ltd.	15,200	278,057
Yaskawa Electric Corp.	15,200	640,812
Yokogawa Electric Corp.	15,200	286,217
Z Holdings Corp.	144,400	358,895
ZOZO Inc.	7,600	154,703
		130,486,583
Netherlands — 7.5%
ABN AMRO Bank NV, CVA(b)	21,910	320,098
Adyen NV(a)(b)	1,216	1,991,615
AerCap Holdings NV(a)	9,017	514,690
Akzo Nobel NV	9,272	698,907
ASM International NV	2,584	1,124,281
ASML Holding NV	22,040	15,942,112
Coca-Cola Europacific Partners PLC	11,172	697,021
DSM-Firmenich AG(a)	9,424	1,048,028
EXOR NV, NVS(a)	5,928	492,293
IMCD NV	3,056	460,654
ING Groep NV(a)	196,992	2,427,156
JDE Peet’s NV	6,840	198,721
Just Eat Takeaway.com NV(a)(b)	9,828	148,641
Koninklijke Ahold Delhaize NV	53,124	1,684,155
NN Group NV	13,680	493,536
OCI NV	5,776	128,203
Prosus NV	43,624	2,875,022
Randstad NV	6,004	294,530
Universal Music Group NV	44,612	884,970
Wolters Kluwer NV	14,136	1,614,673
		34,039,306
New Zealand — 0.4%
Auckland International Airport Ltd.(a)	68,400	365,585
EBOS Group Ltd.	8,664	219,262
Fisher & Paykel Healthcare Corp. Ltd.	31,540	440,465
Mercury NZ Ltd.	40,741	160,914
Security	Shares	Value

New Zealand (continued)
Meridian Energy Ltd.	69,160	$220,825
Spark New Zealand Ltd.	101,999	316,585
		1,723,636
Norway — 0.6%
Adevinta ASA(a)	14,981	104,834
DNB Bank ASA	50,008	837,730
Gjensidige Forsikring ASA	11,376	191,231
Mowi ASA	23,940	411,087
Orkla ASA	41,865	301,357
Salmar ASA	3,952	174,369
Telenor ASA	36,870	379,128
Yara International ASA	8,773	327,838
		2,727,574
Portugal — 0.1%
Jeronimo Martins SGPS SA	15,884	383,860

Singapore — 1.8%
CapitaLand Ascendas REIT	182,499	364,239
CapitaLand Integrated Commercial Trust	288,881	427,279
Capitaland Investment Ltd/Singapore	152,000	371,999
City Developments Ltd.	30,400	151,691
DBS Group Holdings Ltd.	98,800	2,212,139
Grab Holdings Ltd., Class A(a)	101,688	303,030
Mapletree Logistics Trust	190,000	233,060
Oversea-Chinese Banking Corp. Ltd.	182,400	1,653,468
Seatrium Ltd.(a)	2,226,800	202,329
Singapore Airlines Ltd.	76,000	360,105
Singapore Exchange Ltd.	38,400	263,329
United Overseas Bank Ltd.	68,400	1,413,203
UOL Group Ltd.	23,200	108,964
Venture Corp. Ltd.	15,200	170,528
		8,235,363
Spain — 1.8%
Acciona SA	1,976	320,263
ACS Actividades de Construccion y Servicios SA	11,324	377,893
Aena SME SA(b)	4,123	646,930
Amadeus IT Group SA(a)	24,548	1,761,687
CaixaBank SA	224,580	825,405
Cellnex Telecom SA(b)	30,324	1,228,894
Corp. ACCIONA Energias Renovables SA	3,496	116,536
EDP Renovaveis SA	15,352	305,261
EDP Renovaveis SA	199	3,957
Ferrovial SA	27,740	860,704
Grifols SA(a)	17,860	207,816
Red Electrica Corp. SA	7,817	132,563
Telefonica SA	281,504	1,198,859
		7,986,768
Sweden — 4.9%
Assa Abloy AB, Class B	53,884	1,198,324
Atlas Copco AB, Class A	144,324	2,111,248
Atlas Copco AB, Class B	83,828	1,058,658
Beijer Ref AB	18,316	270,897
Embracer Group AB(a)(c)	35,720	82,473
Epiroc AB, Class A	35,644	626,088
Epiroc AB, Class B	20,950	317,186
EQT AB	19,380	368,250
Essity AB, Class B	33,136	882,423
Fastighets AB Balder, Class B(a)	35,967	121,400
Getinge AB, Class B	12,280	283,582

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
H & M Hennes & Mauritz AB, Class B	35,796	$447,244
Hexagon AB, Class B	113,012	1,312,894
Holmen AB, Class B	5,460	206,920
Husqvarna AB, Class B	22,541	167,110
Industrivarden AB, Class A	7,544	203,361
Industrivarden AB, Class C	8,847	236,990
Indutrade AB	14,374	339,335
Investment AB Latour, Class B	8,056	160,104
Investor AB, Class A	23,788	490,569
Investor AB, Class B	94,240	1,921,242
Kinnevik AB, Class B(a)	13,072	188,689
Lifco AB, Class B	12,540	265,731
Nibe Industrier AB, Class B	81,396	778,909
Nordea Bank Abp	176,624	1,743,506
Sagax AB, Class B	10,697	211,752
Sandvik AB	57,304	1,010,229
Securitas AB, Class B	26,752	197,020
Skandinaviska Enskilda Banken AB, Class A	86,792	911,080
SKF AB, Class B	18,544	295,068
Svenska Cellulosa AB SCA, Class B	32,528	432,480
Svenska Handelsbanken AB, Class A	78,356	620,358
Swedish Orphan Biovitrum AB(a)	8,588	172,779
Tele2 AB, Class B	29,108	264,873
Telia Co. AB	133,532	311,381
Volvo AB, Class A	10,868	209,512
Volvo AB, Class B	82,156	1,516,038
Volvo Car AB, Class B(a)(c)	31,356	108,241
		22,043,944
Switzerland — 8.9%
ABB Ltd., Registered	85,646	3,128,403
Adecco Group AG, Registered	8,399	250,974
Alcon Inc.	27,208	2,117,507
Bachem Holding AG, Class A	1,920	202,185
Baloise Holding AG, Registered	2,529	388,801
Banque Cantonale Vaudoise, Registered	1,596	161,000
Clariant AG, Registered	11,628	167,619
Geberit AG, Registered	1,976	1,048,362
Givaudan SA, Registered	495	1,631,511
Helvetia Holding AG, Registered	2,052	291,324
Julius Baer Group Ltd.	11,476	704,783
Kuehne + Nagel International AG, Registered	2,964	845,010
Logitech International SA, Registered	8,968	573,628
Lonza Group AG, Registered	4,104	2,574,050
Novartis AG, Registered	111,568	10,693,426
Partners Group Holding AG	1,288	1,164,400
Schindler Holding AG, Participation Certificates, NVS	2,204	458,060
Schindler Holding AG, Registered	1,292	259,908
SGS SA	8,132	721,769
SIG Group AG	16,416	448,986
Sika AG, Registered	7,904	2,162,701
Sonova Holding AG, Registered	2,888	741,712
Straumann Holding AG	6,060	890,327
Swiss Life Holding AG, Registered	1,672	967,369
Swiss Prime Site AG, Registered	4,180	353,541
Swiss Re AG	16,456	1,649,667
Swisscom AG, Registered	1,373	869,791
Temenos AG, Registered	3,496	295,690
VAT Group AG(b)	1,444	596,939
Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	8,228	$3,852,200
		40,211,643
United Kingdom — 8.0%
3i Group PLC	52,972	1,292,250
abrdn PLC	108,984	270,057
Admiral Group PLC	11,552	334,624
Anglo American PLC	68,248	1,880,115
Antofagasta PLC	21,660	360,404
Ashtead Group PLC	23,864	1,457,459
Auto Trader Group PLC(b)	50,920	399,621
Aviva PLC	151,620	744,342
Barratt Developments PLC	54,581	315,384
Berkeley Group Holdings PLC	5,569	272,578
British Land Co. PLC (The)	47,956	205,208
Bunzl PLC	18,392	720,013
Burberry Group PLC	20,596	552,353
Coca-Cola HBC AG, Class DI	12,008	356,738
Compass Group PLC	95,000	2,603,397
Croda International PLC	7,524	571,108
Endeavour Mining PLC	10,108	270,589
Halma PLC	20,444	613,579
Hikma Pharmaceuticals PLC	8,968	200,449
Informa PLC	75,772	657,854
InterContinental Hotels Group PLC	9,272	610,104
Intertek Group PLC	8,740	451,980
JD Sports Fashion PLC	141,056	267,621
Johnson Matthey PLC	9,804	211,271
Kingfisher PLC	107,702	309,793
Land Securities Group PLC	38,000	285,487
Legal & General Group PLC	325,128	924,128
Lloyds Banking Group PLC	3,606,808	1,987,235
London Stock Exchange Group PLC	21,879	2,332,401
M&G PLC	120,080	296,638
Mondi PLC	26,068	404,103
Ocado Group PLC(a)	31,464	144,845
Pearson PLC	35,568	352,908
Persimmon PLC	17,404	260,523
Phoenix Group Holdings PLC	40,812	280,827
Prudential PLC	149,872	1,969,286
RELX PLC	103,588	3,239,679
Rentokil Initial PLC	134,824	1,072,467
Sage Group PLC (The)	55,784	604,526
Schroders PLC	43,852	249,028
Segro PLC	65,816	654,208
Severn Trent PLC	13,767	475,605
Spirax-Sarco Engineering PLC	4,028	549,043
St. James’s Place PLC	29,868	415,857
Standard Chartered PLC	131,024	1,032,564
Taylor Wimpey PLC	179,816	256,118
Vodafone Group PLC	1,248,908	1,187,624
Whitbread PLC	11,020	452,015
WPP PLC	58,748	624,446
		35,980,452

Total Common Stocks — 98.8%
(Cost: $462,666,337)		445,324,753

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,268	$336,444
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)	6,156	766,456
Henkel AG & Co. KGaA, Preference Shares, NVS	9,196	733,964
Sartorius AG, Preference Shares, NVS	1,444	484,636
		2,321,500

Total Preferred Stocks — 0.5%
(Cost: $2,434,018)		2,321,500
Total Long-Term Investments — 99.3%
(Cost: $465,100,355)		447,646,253

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	1,572,285	1,572,599
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	70,000	70,000

Total Short-Term Securities — 0.3%
(Cost: $1,642,678)		1,642,599

Total Investments — 99.6%
(Cost: $466,743,033)		449,288,852

Other Assets Less Liabilities — 0.4%		1,638,307

Net Assets — 100.0%		$450,927,159

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,631,126	$—		$(63,675	)(a)	$5,832	$(684)	$1,572,599	1,572,285	$20,215	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	40,000	(a)	—		—	—	70,000	70,000	2,085		—
						$5,832	$(684)	$1,642,599		$22,300		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	94	06/08/23	$1,429	$55,944
Euro STOXX 50 Index	44	06/16/23	1,990	(30,993)
				$24,951

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,871,776	$440,452,977	$—	$445,324,753
Preferred Stocks	—	2,321,500	—	2,321,500
Short-Term Securities
Money Market Funds	1,642,599	—	—	1,642,599
	$6,514,375	$442,774,477	$—	$449,288,852
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$55,944	$—	$55,944
Liabilities
Equity Contracts	—	(30,993)	—	(30,993)
	$—	$24,951	$—	24,951

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust